Stock-Based Compensation - Market Conditions (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions used
Stock-based compensation expense	$ 2,857,000	$ 1,059,000	$ 6,332,000	$ 2,848,000	$ 2,524,000
Stock Options
Assumptions used
Stock-based compensation expense			0
Stock Options | Performance and market conditions
Assumptions used
Stock-based compensation expense	$ 0		$ 8,800,000